11. Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Deficit

Note 11 – Stockholders’ Deficit

Sales of common stock and warrants:

During the nine months ended September 30, 2018, the Company raised $340,000 through the sale of 17,000,000 common stock and warrants (“Units”) at a price of $0.02 per Unit, each Unit consisting of one share of common stock and one warrant to purchase one additional share of common stock at an exercise price of $0.02 per share. The expiration date of the warrants varies from August 31, 2018 to December 31, 2018. Of this raise $330,000 was purchased by directors or significant shareholders. A price protection feature of the offering provides that if at December 31, 2018, the Company has issued common stock at a price less than $0.02 per share, then the number of Units issuable to each investor shall be increased so as to reduce the Unit price to the lower price. The allocation of relative fair values of the equity instruments at the dates of the sale transactions was as follows: common stock at 63% and the warrants at 37%.

During the nine months ended September 30, 2018, the Company received net proceeds of $120,000 from the exercise of 6,000,000 warrants at $0.02 per share.

During the nine months ended September 30, 2018, Convertible Note holders converted $21,580 of accrued interest and fees and $117,620 of principal into 7,600,000 shares of common stock in accordance with the note agreements.

During the nine months ended September 30, 2018, the Company issued 1,013,035 shares of common stock as part of the acquisition of a data package related to the El Dorado project. The shares were valued at $18,235 and recorded as an asset.

Effective July 24, 2018, the Company and W. Pierce Carson, President, executed an Agreement to Convert Debt, pursuant to which Carson agreed to convert $90,000 in accrued but unpaid executive compensation for the fiscal quarters ended December 31, 2017, March 31, 2018 and June 30, 2018 and a cash advance of $8,100 made to the Company into an aggregate of 4,905,000 shares of Common Stock, valued at $0.02 per share.

Effective July 24, 2018, the Company and W. Pierce Carson executed a Restricted Stock Award Agreement pursuant to which the Company granted to Carson a restricted stock award consisting of 4,000,000 shares of Common Stock, valued at $0.02 per share. 1,000,000 of the shares will vest upon the Company completing a milestone, and the remaining 3,000,000 shares are subject to ratable vesting over an 18-month period. During the nine months ended September 30, 2018 the Company recognized an expense of $26,667 related to this issuance.

Stock Options and the 2017 Equity Incentive Plan:

Under the 2017 Equity Incentive Plan, the Company is authorized to grant rights to acquire up to a maximum of 10,000,000 shares of common stock. The 2017 Plan provides for the grant of (1) both incentive and nonstatutory stock options, (2) stock bonuses, (3) rights to purchase restricted stock and (4) stock appreciation rights.

During the year ended December 31, 2017, the Company granted ten-year options to purchase 3,600,000 shares of common stock at an option exercise price of $0.04 per share, the closing price on the date of grant. As of September 30, 2018 the Company had 6,400,000 shares available for future grant.

Stock option activity within the 2017 Equity Incentive Plan and warrant activity outside the plan, for the nine-months ended September 30, 2018 is as follows:

	Stock Options		Stock Warrants
		Weighted Average		Weighted Average
	Shares	Exercise Price	Shares	Exercise Price
Outstanding at December 31, 2017	3,600,000	$0.04	1,850,000	$0.10
Granted	–	–	17,000,000	$0.02
Cancelled	–	–	–	–
Expired	–	–	(6,500,000)	$0.02
Exercised	–	–	(6,000,000)	$0.02
Outstanding at September 30, 2018	3,600,000	$0.04	6,350,000	$0.04
Exercisable at September 30, 2018	3,600,000	$0.04	6,350,000	$0.04

As of September 30, 2018 the outstanding stock options have a weighted average remaining term of 9.08 years and no intrinsic value, and the outstanding stock warrants have a weighted average remaining term of 0.25 years and no intrinsic value.

Note 11 – Stockholders’ Deficit

Sales of common stock and warrants:

During the year ended December 31, 2017 we completed private placements of equity securities in which we sold a total of 1,250,000 units priced at $0.10 per unit, resulting in total proceeds of $125,000. Each unit consisted of one share of common stock, and one warrant entitling the holder to purchase one share of common stock at a price of $0.10 per share in cash. The expiration date of the warrants was initially December 30, 2017 but was subsequently extended to December 30, 2018 and include anti-dilution rights for stock splits, stock dividends and the sale of substantially all the Company’s assets.

During the year ended December 31, 2017, the Company issued 500,000 shares from the exercise of 500,000 warrants resulting in net proceeds of $50,000.

In June 2016, we completed a private placement of equity securities in which we sold 4,875,000 units priced at $0.04 per unit. Each unit consisted of one share of common stock, one Class A warrant and one Class B warrant, each with original expiration dates of December 30, 2016. The sale resulted in net proceeds of $194,325, which were net of $675 of direct offering costs. Each Class A warrant entitled the holder to purchase one share of common stock at a price of $0.07 per share in cash. Each Class B warrant entitled the holder to purchase one share of common stock at a price of $0.10 per share, exercisable in either cash or pursuant to a cashless exercise. All warrants included anti-dilution rights for stock splits, stock dividends and the sale of substantially all the Company’s assets. Both the Class A and Class B warrants were to expire December 30, 2016, but were extended by the Company to February 28, 2017. The Company further extended the expiration date of the Class B warrants to June 30, 2017 for any warrant holders who exercised their Class A warrants in entirety prior to the February 28, 2017 expiration date. None of the Class A warrants were exercised prior to expiration, and subsequently all the Class A and Class B warrants expired unexercised on February 28, 2017, in accordance with the original warrant agreements.

In November 2016, in a private placement of equity securities with two investors we sold 1,100,000 units priced at $0.10 per unit, resulting in net proceeds of $110,000. Each unit consisted of one share of common stock, and one warrant entitling the holder to purchase one share of common stock at a price of $0.10 per share in cash, and expire December 30, 2017.  The warrants include anti-dilution rights for stock splits, stock dividends and the sale of substantially all the Company’s assets.

Issuance of share-based awards for services:

On November 1, 2017, the Company entered into a Consulting Agreement with Life Sciences Journeys, Inc. (“Life Sciences”). Pursuant to the terms of the Agreement, the Company agreed to issue to Life Sciences, as its sole compensation, an aggregate of 3,000,000 shares of the Company’s restricted common stock. The stock was valued at $120,000 at the date of grant and recorded as prepaid expense. During 2017, $20,384 was recognized as consulting expense.

On October 26, 2017, the Company issued 4,000,000 shares of restricted common stock to its CEO and President. The stock was valued at $160,000 at the date of grant. Stock based compensation of $160,000 was recognized during the year ended December 31, 2017.

On October 26, 2017, the Company granted stock options to four persons pursuant to the Company’s 2017 Equity Incentive Plan.  The Company granted options to purchase an aggregate of 3,600,000 shares having an exercise price of $0.04 per share, the closing price on the date of grant.  The options have a term of ten years from the date of grant and are immediately exercisable on the date of grant. Using the Black-Scholes option pricing model, the options were valued at $143,642 with the following significant assumptions: risk-free interest rate 2.07% , expected life of 5 years, stock price volatility of 269.11%, and expected dividend yield of zero. Stock based compensation of $143,642 was recognized during the year ended December 31, 2017.

On September 25, 2017, the Company entered into an advertising agreement (“Agreement”) with Bright Star International, Inc. (“Bright Star”). Pursuant to the terms of the Agreement, the Company issued Bright Star, as its sole compensation, an aggregate of 1,500,000 shares of the Company’s restricted common stock. The Agreement was subsequently cancelled and the shares were returned to the Company.

On October 15, 2016 the Company executed a letter agreement with Mining Clips LLC, to provide marketing, public relations and outreach management services. The initial term of the agreement was three months and would rollover for additional three month periods until such time a mutually agreed upon change is made, or it is terminated by the Company with thirty days’ notice prior to the end of the three month period in which the agreement is active. The initial compensation for the services included cash payments totaling $11,250, payable in equal monthly installments during the term of the agreement. As of December 31, 2017 all the monthly installments due have been paid. In addition to the cash payments, a total of 62,500 shares of the Company’s common stock were issued as compensation for the initial three-month service period. The shares issued were valued at $8,125, which was amortized over the three-month service period. The agreement was not renewed after the initial three-month period. No additional shares of the Company’s common stock have been issued under this agreement and the original agreement has been terminated. However, Mining Clips has continued to perform services on an at-will basis for a fee $1,750 per month.

Issuance of stock for convertible debt:

See Note 10 - Convertible Note Payable and Derivative Liability for details regarding issuance of 8,000,000 shares of the Company’s common stock for the conversion of debt.

Issuance of stock for the purchase of SDA Mill:

On November 30, 2017, the purchase of the SDA Mill closed for the agreed upon price of US$1.5 million, consisting of $1,000,000 in cash and restricted common stock of the Company with a fair value of $426,025 on the date of issuance. Based upon the volume weighted average price per share of Magellan Gold stock for the 30 calendar days preceding the closing date, 14,200,834 shares of stock were issued in connection with the transaction.

Stock Options and the 2017 Equity Incentive Plan:

Under the 2017 Equity Incentive Plan, the Company is authorized to grant rights to acquire up to a maximum of 10,000,000 shares of common stock. The 2017 Plan provides for the grant of (1) both incentive and nonstatutory stock options, (2) stock bonuses, (3) rights to purchase restricted stock and (4) stock appreciation rights.

During the year ended December 31, 2017, the Company granted ten-year options to purchase 3,600,000 shares of common stock at an option exercise price of $0.04 per share, the closing price on the date of grant. The options are fully vested and have a fair value of $143,642 using the Black-Scholes option pricing model.

The options were valued using the following significant assumptions:

Year ended
December 31,
2017
Expected Term	10.0 Years
Expected Volatility	269%
Expected Dividends	0.00
Risk-free rates	2.07%

The Company recognized stock-based compensation expense from stock options of $143,642 for the year ended December 31, 2017. As of December 31, 2017 the Company had 6,400,000 shares available for future grant.

Stock option activity within the 2017 Equity Incentive Plan and warrant activity outside the plan, for the year ended December 31, 2017 is as follows:

	Stock Options		Stock Warrants
		Weighted Average		Weighted Average
	Shares	Exercise Price	Shares	Exercise Price
Outstanding at December 31, 2016	–	–	10,850,000	$0.10
Granted	3,600,000	$0.04	1,250,000	$0.10
Cancelled	–	–	–	–
Expired	–	–	(9,750,000)	$0.10
Exercised	–	–	(500,000)	$0.10
Outstanding at December 31, 2017	3,600,000	$0.04	1,850,000	$0.10
Exercisable at December 31, 2017	3,600,000	$0.04	1,850,000	$0.10

As of December 31, 2017 the outstanding stock options have a weighted average remaining term of 9.82 years and no intrinsic value, and the outstanding stock warrants have a weighted average remaining term of 0.99 years and no intrinsic value.